Selling, General and Administrative Expenses - Summary of Selling General and Administrative Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
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Salaries and related	$ 81,067	$ 28,519
Consulting and professional fees	24,576	18,091
Advertising and marketing	19,030	12,630
Office	17,696	4,884
Share based compensation	16,659	14,046
Provision expense	13,600
Excise taxes	13,167	4,341
Technology	7,604	1,989
Insurance	4,358	1,911
Travel and entertainment	3,074	4,154
Rent expense	1,478	286
Business expansion costs	1,586	1,524
Other	2,843	1,743
Total Selling, general and administrative expense	$ 206,738	$ 94,118